Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 72.75%		Shares	Value

Invesco BulletShares 2028 Corporate Bond ETF (a).........................................................		3,982	$76,176
Invesco BulletShares 2029 Corporate Bond ETF (a).........................................................		11,805	204,521
iShares iBonds Dec 2028 Term Corporate ETF (a)............................................................		3,193	75,961
iShares iBonds Dec 2029 Term Corporate ETF (a)............................................................		9,376	204,304
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $662,238)			560,962
		Principal
U.S. TREASURY NOTE - 25.31%		Amount
		$231,700	195,207
United States Treasury Note, 0.750%, 1/31/2028 (a)
..................................................................TOTAL U.S. TREASURY NOTE (Cost $220,744)			195,207
		Notional
PURCHASED OPTIONS - 12.70% (b)(c)	Contracts	Amount

CALL OPTIONS - 12.70%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.04.......................................	20	$717,120	97,927
................................................................TOTAL PURCHASED OPTIONS (Cost $182,995)			97,927
Total Investments (Cost $1,065,977) - 110.76%............................................................			854,096
Liabilities in Excess of Other Assets - (10.76)%..............................................................			(82,950)
....................................................................................TOTAL NET ASSETS - 100.00%			$771,146

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $756,169.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
PUT OPTIONS
S&P 500® Mini Index...................................	1/10/2028 $	467.04	10	$(358,560)	$(92,391)
TOTAL OPTIONS WRITTEN (Premiums Received $67,662)					$92,391)